Schedule I - Condensed Financial Statements (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Current assets:
Cash and cash equivalents	$ 198,589	$ 315,136	$ 393,335	$ 341,678
Deferred income taxes	27,423	26,242
Other current assets	80,580	64,326
Total current assets	1,218,214	1,285,395
Other assets	75,282	87,054
Total assets	5,086,178	5,057,247
Current liabilities:
Accrued expenses and other current liabilities	226,843	190,352
Total current liabilities	486,279	402,900
Long-term debt	2,699,106	2,157,500
Total liabilities	3,996,255	3,352,015
Commitments and contingencies
Stockholders' equity:
Total stockholders' equity	1,089,923	1,705,232	1,536,895	(7,447)
Total liabilities and stockholders' equity	5,086,178	5,057,247
Parent Company
Current assets:
Cash and cash equivalents	29
Deferred income taxes	3,786
Other current assets	2,205
Total current assets	6,020
Other assets	17,754
Investments in subsidiaries	1,624,838	1,705,232
Total assets	1,648,612	1,705,232
Current liabilities:
Payable due to NBTY	205
Accrued expenses and other current liabilities	17,783
Total current liabilities	17,988
Long-term debt	540,701
Total liabilities	558,689
Stockholders' equity:
Total stockholders' equity	1,089,923	1,705,232
Total liabilities and stockholders' equity	$ 1,648,612	$ 1,705,232